Revenue (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue
The following is a disaggregation of revenue categorized by commodities sold:

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017

Silver
Provisional sales revenue	$4,563	$5,813	$16,501	$23,986
Derivative pricing adjustments	(298)	151	(343)	1,466
	4,265	5,964	16,158	25,452
Zinc
Provisional sales revenue	$8,941	$1,406	$32,104	$7,655
Derivative pricing adjustments	(2,494)	330	(2,726)	544
	6,447	1,736	29,378	8,199
Lead
Provisional sales revenue	$6,785	$5,475	$22,641	$18,461
Derivative pricing adjustments	(489)	213	(440)	312
	6,296	5,688	22,201	18,773
Other by-products
Provisional sales revenue	$133	$300	$360	$1,927
Derivative pricing adjustments	(12)	1	3	2
	121	301	363	1,929

Gross revenue	$17,129	$13,689	$68,100	$54,353
Treatment and selling costs	(5,395)	(3,875)	(18,632)	(12,119)
	$11,734	$9,814	$49,468	$42,234